Loans and Advances (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Loans and Advances

The following table presents loans and advances at March 31, 2019 and 2018.

	At March 31, 2019				At March 31, 2018
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total	Total
	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥89,073,539	¥1,590,761	¥882,018	¥91,546,318	¥85,859,927

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(258,392)	(239,181)

Less: Allowance for loan losses	(158,094)	(92,446)	(354,448)	(604,988)	(491,676)

Carrying amount				¥90,682,938	¥85,129,070

Reconciliation of Allowance for Loan Losses

Reconciliation of allowance for loan losses is as follows:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Allowance for loan losses at beginning of period(1)	¥651,620	¥680,456	¥722,717
Provision for loan losses	122,927	126,623	141,457
Charge-offs:
Domestic	139,496	161,526	157,373
Foreign	40,758	23,534	33,135

Total	180,254	185,060	190,508

Recoveries:
Domestic	9,767	9,658	9,852
Foreign	1,275	574	445

Total	11,042	10,232	10,297

Net charge-offs	169,212	174,828	180,211
Others(2)	(347)	(140,575)	(3,507)

Allowance for loan losses at end of period	¥604,988	¥491,676	¥680,456

Allowance for loan losses applicable to foreign activities:
Balance at beginning of period	¥153,167	¥128,347	¥134,664

Balance at end of period	¥155,114	¥114,306	¥128,347

Provision for loan losses	¥46,597	¥19,872	¥29,699

(1)

Allowance for loan losses at the beginning of period for the fiscal year ended March 31, 2019 is calculated under IFRS 9. For additional information, refer to Note 2 “Summary of Significant Accounting Policies”.

(2)

Others mainly include the exclusion of the allowance for loans and advances made by Kansai Urban Banking Corporation (“KUBC”) and THE MINATO BANK, LTD. (“The Minato Bank”), both of which had been the Company’s subsidiaries but became its equity-method associates, and the exclusion of the allowance for loans and advances made by SMFL which was reclassified as assets held for sale during the fiscal year ended March 31, 2018. The amount for the fiscal year ended March 31, 2017 mainly includes foreign exchange transactions.